Derivatives	9 Months Ended
Sep. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
10. Derivatives
The Company uses derivative instruments to manage exposures to currency exchange rates and interest rates arising in connection with Long-term debt and the normal course of business. The Company has established policies and procedures that govern the risk management of these exposures. Both at inception and on an ongoing basis, the derivative instruments that qualify for hedge accounting are assessed as to their effectiveness, when applicable.
The Company is subject to the credit risk of counterparties to derivative instruments. Counterparties include a number of major banks and financial institutions. None of the concentrations of risk with an individual counterparty was considered significant as of September 30, 2022. The Company does not expect any counterparties to fail to meet their obligations. The Company records derivatives in the Consolidated and Combined Condensed Balance Sheets at fair value.
Cash Flow Hedges
On July 14, 2022, the Company entered into two interest rate swap agreements to manage interest rate risk exposure. The aggregate notional amount of these contracts is $600 million and they mature in April 2025. These interest rate swap agreements utilized by the Company effectively modify the Company’s exposure to interest rate risk by converting a portion of the Company’s floating-rate debt to a fixed rate of 3.293%, plus a spread, thus reducing the impact of interest-rate changes on future interest expense. The applicable spread may vary between 1.125% to 1.750%, depending on the total leverage ratio of the Company. The spread is 1.500% as of September 30, 2022. These agreements involve the receipt of floating-rate amounts in exchange for fixed-rate interest payments over the life of the agreement without an exchange of the underlying principal amount.
The above interest rate swap agreements are designated and qualify as a cash flow hedge and as such, the gain or loss on the derivative instrument due to the change in fair value is reported as a component of accumulated other comprehensive income (“AOCI”) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. If a derivative is deemed to be ineffective, the change in fair value of the derivative is recognized directly in earnings. As of September 30, 2022 the cash flow hedges were perfectly effective.
The cash inflows and outflows associated with the Company’s interest rate swap agreements designated as cash flow hedges are classified in cash flows from operating activities in the accompanying Consolidated and Combined Condensed Statements of Cash Flows.
The Company expects a gain of $4.2 million, net of tax, related to interest rate swap agreements to be reclassified from AOCI to earnings over the next 12 months as the hedged transactions are realized. The expected gain to be reclassified is based on current forward rates in active markets as of September 30, 2022.
The effects of designated cash flow hedges on the Company’s Consolidated and Combined Condensed Statements of Operations consisted of the following:

		Three Months Ended
Derivative type	Loss recognized in the Consolidated and Combined Condensed Statements of Operations:	September 30, 2022
		(In thousands)
Interest rate swap agreements	Interest expense (income) and other, net	$1,045
Net Investment Hedges
On July 22, 2022 the Company entered into two cross-currency swap agreements to partially hedge its net investment in its Euro-denominated subsidiaries against adverse movements in exchange rates between the U.S. dollar and the Euro. In addition, the cross-currency swap agreements are agreements to exchange fixed-rate payments in U.S. dollar for fixed-rate payments in Euro and are designated and qualify as a net investment hedge. These contracts have a Euro aggregate notional amount of approximately €270 million and a U.S. dollar aggregate notional amount of $275 million at September 30, 2022, and they mature in April 2025.
The changes in the spot rate of these instruments are recorded in AOCI in equity, partially offsetting the foreign currency translation adjustment of the Company’s related net investment that is also recorded in AOCI. The Company uses the spot method of assessing hedge effectiveness and as such, the initial value of the hedge components excluded from the assessment of effectiveness is recognized in the Interest expense (income) and other, net line item in the Consolidated and Combined Condensed Statement of Operations under a systematic and rational method over the life of the cross-currency swap agreements. Any ineffective portions of net investment hedges are reclassified from accumulated other comprehensive income (loss) into earnings during the period of change. As of September 30, 2022 the net investment hedges were perfectly effective.
The cash inflows and outflows associated with the excluded components of the Company’s cross-currency swap agreements designated as net investment hedges are classified in operating activities in the accompanying Consolidated and Combined Condensed Statements of Cash Flows.
The table below shows the fair value of the derivatives recognized in the Consolidated Balance Sheet and also the effects of designated hedges on AOCI:

	September 30, 2022
Designated as hedging instruments:	Other Assets	Total gain recognized in AOCI, net of tax
	(In thousands)
Cross currency swap agreements	$9,578	$7,421
Interest rate swap agreements	12,855	9,960

Total	$22,433	$17,381

Derivatives Not Designated as Hedging Instruments
The Company has certain foreign currency contracts that are not designated as hedges. As of September 30, 2022 and December 31, 2021, the Company had foreign currency contracts related to purchases and sales with notional values of $183.1 million and $180.8 million, respectively.
The Company recognized the following in its Consolidated and Combined Condensed Financial Statements related to its derivative instruments not designated in a hedging relationship:

	Three Months Ended		Nine Months Ended
Foreign currency contracts	September 30, 2022	October 1, 2021	September 30, 2022	October 1, 2021
	(In thousands)
Change in unrealized gains (losses)	$279	$(2,374)	$469	$(6,108)
Realized loss (1)	(740)	(1,383)	(17,235)	(1,472)

(1)
The nine months ended September 30, 2022 includes realized losses relating to certain corporate entities contributed to ESAB Corporation which are reflected within Interest expense (income) and other, net, in the Consolidated and Combined Condensed Statements of Operations during the three months ended April 1, 2022. See Note 1, “Organization and Basis of Presentation” for additional details. These realized losses are offset by unrealized gains which are also reflected within Interest expense (income) and other, net, in the Consolidated and Combined Condensed Statements of Operations during the three months ended April 1, 2022.